Segment Information	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Segment Information
11.
Segment Information

The Bank has two reportable segments: traditional banking and mortgage banking. Revenues from traditional banking operations consist primarily of interest earned on loans held for investment and securities and fees from deposit services. Mortgage banking operating revenues consist principally of interest earned on mortgage loans held for sale, gains on sales of loans in the secondary mortgage market, and mortgage loan origination fee income. Segment performance is primarily evaluated using operating revenue. Income taxes are allocated, and material indirect expenses are allocated by volume. Mortgage banking is an internal division of Fidelity Bank and not a separate legal entity. Information reported internally for performance assessment follows for the six months ended June 30, 2024 and June 30, 2023:

		Mortgage	Total
	Banking	Banking	Segments
June 30, 2024
Net Interest income	$20,179	$1,639	$21,818
Gain on sale of mortgage loans	—	6,766	6,766
Other revenue	2,245	2,963	5,208
Total operating revenue	$22,424	$11,368	$33,792
Salaries and employee benefits	$11,664	$8,806	$20,470
Mortgage servicing rights amortization	—	304	304
Hedging activity, net	—	(131)	(131)
Provision for credit losses and other expenses	9,814	3,280	13,094
Income tax expense (benefit)	174	(161)	13
Total expenses	$21,652	$12,098	$33,750
Segment profit (loss)	$772	$(730)	$42
Segment assets	$1,117,949	$53,580	$1,171,529

June 30, 2023
Net Interest income	$20,211	$2,094	$22,305
Gain on sale of mortgage loans	—	6,726	6,726
Other revenue	2,238	1,774	4,012
Total operating revenue	$22,449	$10,594	$33,043
Salaries and employee benefits	$10,345	$10,665	$21,010
Mortgage servicing rights amortization	—	1,059	1,059
Hedging activity, net	—	(5)	(5)
Other expenses	7,888	3,386	11,274
Income tax expense (benefit)	774	(960)	(186)
Total expenses	$19,007	$14,145	$33,152
Segment profit (loss)	$3,442	$(3,551)	$(109)
Segment assets	$1,019,178	$52,045	$1,071,223